INCOME TAX - Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate (in percent)			21.00%		21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Changes in fair value of warrant liabilities					(34.1)	(2.5)
Transaction costs allocable to warrants						(15.40%)
Change in valuation allowance (in percent)					13.10%	(3.10%)
Effective tax rate (as a percent)	22.48%	0.00%	3.60%	0.00%	0.00%	0.00%